Pensions and Other Post-employment Benefits - Summary of Financial Assumptions in Assessing Defined Benefit Liabilities (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UK [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	2.00%	2.00%	2.00%
Discount rate	1.40%	2.00%	2.90%
Expected pension increases	2.80%	3.00%	3.20%
Inflation rate	2.80%	3.00%	3.20%
US [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings		4.00%	4.00%
Discount rate	2.30%	3.20%	4.20%
Cash balance credit/conversion rate	1.90%	2.60%	3.20%
Inflation rate	2.00%	2.25%	2.25%
Rest of World. [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	2.60%	2.70%	2.70%
Discount rate	0.60%	1.10%	1.80%
Expected pension increases	2.10%	2.10%	2.10%
Cash balance credit/conversion rate	0.10%	0.10%	0.40%
Inflation rate	1.30%	1.40%	1.50%